RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
The following table reflects the related party agreements and transactions in the consolidated statements of income, for the year ended December 31:
(MILLIONS)	2018	2017	2016
Revenues
Power purchase and revenue agreements	$535	$601	$527
Wind levelization agreement	7	6	8
	$542	$607	$535
Direct operating costs
Energy purchases	$(20)	$(13)	$(3)
Energy marketing fee	(24)	(24)	(23)
Insurance services	(25)	(19)	(20)
	$(69)	$(56)	$(46)
Interest (expense) income - borrowings	$(8)	$-	$6
Management service costs	$(80)	$(82)	$(62)